UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8497

Name of Fund: Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace &                 $ 2,275,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                     $      2,627,625
Defense - 4.8%                1,575,000  DRS Technologies, Inc., 6.875% due 11/01/2013                                 1,571,062
                                250,000  DRS Technologies, Inc., 6.625% due 2/01/2016                                    251,250
                                975,000  Esterline Technologies Corp., 7.75% due 6/15/2013                             1,009,125
                                775,000  K&F Acquisition, Inc., 7.75% due 11/15/2014                                     790,500
                              1,375,000  L-3 Communications Corp., 6.375% due 10/15/2015                               1,371,562
                              1,380,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                             1,416,225
                              1,750,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                             1,540,000
                              1,800,000  Transdigm, Inc., 8.375% due 7/15/2011                                         1,881,000
                              2,950,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                            2,765,625
                                                                                                                ----------------
                                                                                                                      15,223,974
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.3%               2,250,000  American Airlines, Inc. Class C, 7.80% due 4/01/2008                          2,235,505
                              1,150,194  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 1/02/2017               1,068,297
                                163,732  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2008                153,948
                                829,500  Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                         due 6/15/2011                                                                   765,245
                                                                                                                ----------------
                                                                                                                       4,222,995
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%               800,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                            730,934
                                965,000  Metaldyne Corp., 10% due 11/01/2013                                             882,975
                                                                                                                ----------------
                                                                                                                       1,613,909
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.0%             737,143  Emmis Communications Corp., 10.366% due 6/15/2012 (d)                           737,143
                              1,150,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                              1,040,750
                              1,200,000  Nexstar Finance, Inc., 7% due 1/15/2014                                       1,125,000
                              1,950,000  Paxson Communications Corp., 7.777% due 1/15/2012 (d)(i)                      1,950,000
                                975,000  Paxson Communications Corp., 10.777% due 1/15/2013 (d)(i)                       943,312
                              1,175,000  Salem Communications Corp., 7.75% due 12/15/2010                              1,205,844
                              1,364,000  Salem Communications Holding Corp. Series B, 9% due 7/01/2011                 1,432,200
                                400,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                                408,500
                              1,950,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            1,911,000
                              2,300,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                                 1,932,000
                                                                                                                ----------------
                                                                                                                      12,685,749
--------------------------------------------------------------------------------------------------------------------------------
Cable -                         750,000  New Skies Satellites NV, 9.573% due 11/01/2011 (d)                              774,375
International - 0.6%          1,000,000  New Skies Satellites NV, 9.125% due 11/01/2012                                1,075,000
                                                                                                                ----------------
                                                                                                                       1,849,375
--------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.5%             750,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(c)(k)                        18,750
                              2,275,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                             2,292,062
                                 75,000  Cablevision Systems Corp. Series B, 8.716% due 4/01/2009 (d)                     77,531
                              2,500,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                          2,456,250
                              1,900,000  Century Communications Series B, 9.05%* due 1/15/2008 (e)                     1,026,000
                              1,550,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010                  1,546,125
                              1,950,000  Charter Communications Holdings LLC, 9.625% due 11/15/2009                    1,491,750
                                595,000  Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)                      426,169
                              2,675,000  Intelsat Bermuda Ltd., 9.609% due 1/15/2012 (d)(i)                            2,728,500
                              2,775,000  Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (i)                               2,879,062
                                596,000  Loral Spacecom Corp., 14% due 11/15/2015 (g)                                    712,220
                              2,425,000  Mediacom Broadband LLC, 11% due 7/15/2013                                     2,594,750

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                            $ 2,425,000  Mediacom LLC, 9.50% due 1/15/2013                                      $      2,425,000
                              2,193,000  PanAmSat Corp., 9% due 8/15/2014                                              2,313,615
                              1,975,000  Quebecor Media, Inc., 7.75% due 3/15/2016 (i)                                 2,024,375
                              1,900,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                      2,149,375
                                                                                                                ----------------
                                                                                                                      27,161,534
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.0%              1,519,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                      1,699,381
                              1,500,000  Huntsman International, LLC, 10.125% due 7/01/2009                            1,537,500
                              1,950,000  Innophos, Inc., 8.875% due 8/15/2014 (i)                                      2,008,500
                                975,000  Millennium America, Inc., 9.25% due 6/15/2008                                 1,001,812
                                450,000  Nalco Co., 7.75% due 11/15/2011                                                 457,875
                              1,125,000  Nalco Co., 8.875% due 11/15/2013                                              1,178,437
                                924,000  Nalco Finance Holdings, Inc., 9.141%* due 2/01/2014                             683,760
                              1,125,000  Nova Chemicals Corp., 7.561% due 11/15/2013 (d)                               1,147,500
                              2,300,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                                  2,420,750
                                775,000  Tronox Worldwide LLC, 9.50% due 12/01/2012 (i)                                  809,875
                                                                                                                ----------------
                                                                                                                      12,945,390
--------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%    1,350,000  Sealy Mattress Co., 8.25% due 6/15/2014                                       1,410,750
                                600,000  Simmons Bedding Co., 7.875% due 1/15/2014                                       576,000
                                785,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                        839,950
                                                                                                                ----------------
                                                                                                                       2,826,700
--------------------------------------------------------------------------------------------------------------------------------
Consumer -                    2,200,000  Chattem, Inc., 7% due 3/01/2014                                               2,211,000
Non-Durables - 4.0%           2,975,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                  2,960,125
                              3,525,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                  3,520,594
                              2,000,000  Quiksilver, Inc., 6.875% due 4/15/2015                                        1,930,000
                              2,200,000  Samsonite Corp., 8.875% due 6/01/2011                                         2,326,500
                                                                                                                ----------------
                                                                                                                      12,948,219
--------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.4%      2,975,000  CBD Media, Inc., 8.625% due 6/01/2011                                         3,023,344
                              2,275,000  CanWest Media, Inc., 8% due 9/15/2012                                         2,331,875
                              1,367,000  Dex Media West LLC, 9.875% due 8/15/2013                                      1,513,952
                              2,650,000  Houghton Mifflin Co., 8.25% due 2/01/2011                                     2,769,250
                              3,739,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                                  4,000,730
                                750,000  RH Donnelley Corp., 6.875% due 1/15/2013 (i)                                    705,000
                              1,475,000  RH Donnelley Corp., 8.875% due 1/15/2016 (i)                                  1,539,531
                              1,400,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (i)                       1,316,000
                              1,375,000  Six Flags, Inc., 9.625% due 6/01/2014                                         1,395,625
                              1,700,000  Universal City Florida Holding Co. I, 9.43% due 5/01/2010 (d)                 1,725,500
                              3,302,000  Yell Finance BV, 12.52%* due 8/01/2011                                        3,413,443
                                                                                                                ----------------
                                                                                                                      23,734,250
--------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &        1,575,000  Belden & Blake Corp., 8.75% due 7/15/2012                                     1,638,000
Production - 2.8%             1,550,000  Chaparral Energy, Inc., 8.50% due 12/01/2015 (i)                              1,639,125
                              1,950,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                        1,993,875
                                800,000  Encore Acquisition Co., 6.25% due 4/15/2014                                     784,000
                                325,000  Plains Exploration & Production Co., 7.125% due 6/15/2014                       338,813
                              2,525,000  Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012             2,714,375
                                                                                                                ----------------
                                                                                                                       9,108,188
--------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.5%           475,000  Copano Energy LLC, 8.125% due 3/01/2016 (i)                                     494,000
                              1,875,000  Dresser, Inc., 9.375% due 4/15/2011                                           1,968,750
                                375,000  Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                      365,625
                              2,350,000  Ferrellgas Partners LP, 8.75% due 6/15/2012                                   2,379,375
                              2,350,000  SemGroup LP, 8.75% due 11/15/2015 (i)                                         2,432,250

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                            $ 1,475,000  Star Gas Partners LP, 10.25% due 2/15/2013                             $      1,493,438
                              1,975,000  Suburban Propane Partners, LP, 6.875% due 12/15/2013                          1,905,875
                                                                                                                ----------------
                                                                                                                      11,039,313
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.1%              450,000  Stripes Acquisition LLC, 10.625% due 12/15/2013 (i)                             470,250
--------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.8%           800,000  AmeriQual Group LLC, 9% due 4/01/2012 (i)                                       840,000
                              2,925,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                   3,005,437
                              1,250,000  Del Monte Corp., 8.625% due 12/15/2012                                        1,331,250
                                975,000  Del Monte Corp., 6.75% due 2/15/2015                                            975,000
                                400,000  Michael Foods, Inc., 8% due 11/15/2013                                          408,000
                              1,950,000  New World Pasta Co., 9.25% due 2/15/2009 (e)                                    117,000
                              2,100,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                            2,194,500
                                                                                                                ----------------
                                                                                                                       8,871,187
--------------------------------------------------------------------------------------------------------------------------------
Gaming - 9.9%                 3,225,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                        3,450,750
                                900,000  CCM Merger, Inc., 8% due 8/01/2013 (i)                                          895,500
                              1,350,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                             1,439,437
                              1,050,000  Galaxy Entertainment Finance Co. Ltd., 9.655%
                                         due 12/15/2010 (d)(i)                                                         1,084,125
                                550,000  Galaxy Entertainment Finance Co. Ltd., 9.875%
                                         due 12/15/2012 (i)                                                              569,250
                              1,725,000  Inn of the Mountain Gods Resort & Casino, 12%
                                         due 11/15/2010                                                                1,822,031
                              1,200,000  Isle of Capri Casinos, Inc., 9% due 3/15/2012                                 1,275,000
                              1,650,000  Little Traverse Bay Bands of Odawa Indians, 10.25%
                                         due 2/15/2014 (i)                                                             1,629,375
                              1,550,000  MGM Mirage, 8.50% due 9/15/2010                                               1,679,812
                              3,325,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                                3,557,750
                                975,000  Mirage Resorts, Inc., 6.75% due 2/01/2008                                       988,406
                              1,975,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                             2,014,500
                              2,575,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                            2,703,750
                              2,675,000  Resorts International Hotel and Casino, Inc., 11.50%
                                         due 3/15/2009                                                                 2,949,188
                                975,000  San Pasqual Casino, 8% due 9/15/2013 (i)                                        994,500
                              1,350,000  Station Casinos, Inc., 6.625% due 3/15/2018 (i)                               1,350,000
                              1,800,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (i)                         1,845,000
                              1,575,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                     1,551,375
                                                                                                                ----------------
                                                                                                                      31,799,749
--------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.9%              800,000  Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                           778,000
                              3,550,000  DaVita, Inc., 7.25% due 3/15/2015                                             3,621,000
                              1,575,000  Elan Finance Plc, 8.749% due 11/15/2011 (d)                                   1,523,812
                              1,975,000  HCA, Inc., 5.50% due 12/01/2009                                               1,943,349
                              2,350,000  HealthSouth Corp., 8.375% due 10/01/2011                                      2,643,750
                              1,175,000  Mylan Laboratories, Inc., 5.75% due 8/15/2010                                 1,172,062
                                575,000  Mylan Laboratories, Inc., 6.375% due 8/15/2015                                  581,469
                              1,425,000  Select Medical Corp., 7.625% due 2/01/2015                                    1,218,375
                              1,950,000  Select Medical Corp., 10.82% due 9/15/2015 (d)(i)                             1,569,750
                              1,000,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                  1,017,500
                              2,000,000  Triad Hospitals, Inc., 7% due 5/15/2012                                       2,040,000
                              2,675,000  U.S. Oncology, Inc., 9% due 8/15/2012                                         2,862,250
                              1,000,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                        1,042,500
                              3,225,000  Ventas Realty LP, 6.75% due 6/01/2010                                         3,293,531
                                                                                                                ----------------
                                                                                                                      25,307,348
--------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%              $ 1,050,000  Building Materials Corp. of America, 8% due 10/15/2007                 $      1,067,062
                              5,850,000  Building Materials Corp. of America, 8% due 12/01/2008                        5,930,437
                                775,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                             810,844
                                450,000  Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (d)                      457,875
                                950,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                         928,625
                                800,000  Standard-Pacific Corp., 6.50% due 8/15/2010                                     767,000
                                725,000  Texas Industries, Inc., 7.25% due 7/15/2013                                     750,375
                                                                                                                ----------------
                                                                                                                      10,712,218
--------------------------------------------------------------------------------------------------------------------------------
Information                   1,000,000  Activant Solutions, Inc., 10.53% due 4/01/2010 (d)(i)                         1,025,000
Technology - 7.4%             2,340,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012                            2,480,400
                              2,135,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                          2,759,488
                              2,175,000  Freescale Semiconductor, Inc., 7.35% due 7/15/2009 (d)                        2,229,375
                              1,650,000  MagnaChip Semiconductor SA, 8.16% due 12/15/2011 (d)                          1,674,750
                              1,275,000  MagnaChip Semiconductor SA, 8% due 12/15/2014                                 1,230,375
                              1,835,000  Quantum Corp., 4.375% due 8/01/2010 (b)                                       1,867,113
                              2,450,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013 (i)                          2,606,188
                              1,625,000  Sungard Data Systems, Inc., 9.431% due 8/15/2013 (d)(i)                       1,714,375
                                975,000  Sungard Data Systems, Inc., 10.25% due 8/15/2015 (i)                          1,022,531
                                775,000  Telcordia Technologies Inc., 10% due 3/15/2013 (i)                              713,000
                              1,150,000  UGS Corp., 10% due 6/01/2012                                                  1,260,688
                              3,100,000  Viasystems, Inc., 10.50% due 1/15/2011                                        2,976,000
                                                                                                                ----------------
                                                                                                                      23,559,283
--------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.5%                2,850,000  FelCor Lodging LP, 8.83% due 6/01/2011 (d)                                    2,964,000
                              1,550,000  FelCor Lodging LP, 9% due 6/01/2011                                           1,712,750
                                                                                                                ----------------
                                                                                                                       4,676,750
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.4%          2,175,000  CPI Holdco, Inc., 10.561% due 2/01/2015 (d)                                   2,251,125
                                875,000  Chart Industries, Inc., 9.125% due 10/15/2015 (i)                               905,625
                              3,725,000  EaglePicher Inc., 9.75% due 9/01/2013 (e)                                     2,588,875
                              1,900,000  Invensys Plc, 9.875% due 3/15/2011 (i)                                        1,966,500
                              1,335,000  Medis Technologies Ltd., 6% due 7/15/2010 (b)(i)                              1,468,500
                                975,000  Mueller Group, Inc., 10% due 5/01/2012                                        1,067,625
                                775,000  Rexnord Corp., 10.125% due 12/15/2012                                           852,500
                              1,000,000  Superior Essex Communications LLC, 9% due 4/15/2012                           1,010,000
                              2,325,000  Trimas Corp., 9.875% due 6/15/2012                                            2,046,000
                                                                                                                ----------------
                                                                                                                      14,156,750
--------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.7%          1,150,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                   1,178,750
                              2,350,000  Indalex Holding Corp., 11.50% due 2/01/2014 (i)                               2,303,000
                              2,150,000  Novelis, Inc., 7.25% due 2/15/2015                                            2,085,500
                                                                                                                ----------------
                                                                                                                       5,567,250
--------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.8%              1,925,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                               1,953,875
                              3,000,000  Owens-Brockway, 8.875% due 2/15/2009                                          3,123,750
                                400,000  Owens-Brockway, 8.25% due 5/15/2013                                             417,000
                                875,000  Pliant Corp., 13% due 6/01/2010 (e)                                             214,375
                                550,000  Pliant Corp., 13% due 6/01/2010 (e)                                             134,750
                                                                                                                ----------------
                                                                                                                       5,843,750
--------------------------------------------------------------------------------------------------------------------------------
Paper - 5.0%                  1,925,000  Abitibi-Consolidated, Inc., 8.41% due 6/15/2011 (d)                           1,872,062
                                975,000  Boise Cascade LLC, 7.475% due 10/15/2012 (d)                                    970,125
                              2,725,000  Bowater, Inc., 7.91% due 3/15/2010 (d)                                        2,725,000
                              2,025,000  Domtar, Inc., 7.125% due 8/15/2015                                            1,695,937
                                825,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                      829,125
                              1,550,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                    1,472,500
                                925,000  JSG Funding Plc, 9.625% due 10/01/2012                                          968,937

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                            $ 1,450,000  NewPage Corp., 10.93% due 5/01/2012 (d)                                $      1,522,500
                              1,450,000  NewPage Corp., 12% due 5/01/2013                                              1,486,250
                              2,325,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                        2,301,750
                                                                                                                ----------------
                                                                                                                      15,844,186
--------------------------------------------------------------------------------------------------------------------------------
Retail - 1.9%                   600,000  General Nutrition Centers, Inc., 8.625% due 1/15/2011                           600,000
                              2,550,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                                   2,435,250
                              1,375,000  Neiman-Marcus Group, Inc., 9% due 10/15/2015 (i)                              1,452,344
                              1,575,000  Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (i)                         1,657,687
                                                                                                                ----------------
                                                                                                                       6,145,281
--------------------------------------------------------------------------------------------------------------------------------
Service - 6.3%                2,625,000  Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008               2,762,812
                              2,725,000  Corrections Corp. of America, 7.50% due 5/01/2011                             2,816,969
                              1,750,000  Dycom Industries, Inc., 8.125% due 10/15/2015 (i)                             1,820,000
                              1,150,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                                  1,224,750
                                375,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                                388,125
                              2,000,000  Mac-Gray Corp., 7.625% due 8/15/2015                                          2,050,000
                              2,775,000  Service Corp. International, 7.50% due 6/15/2017 (i)                          2,833,969
                              3,325,000  United Rentals North America, Inc., 7.75% due 11/15/2013                      3,337,469
                              3,000,000  Waste Services, Inc., 9.50% due 4/15/2014                                     3,075,000
                                                                                                                ----------------
                                                                                                                      20,309,094
--------------------------------------------------------------------------------------------------------------------------------
Steel - 1.1%                  1,950,000  Chaparral Steel Co., 10% due 7/15/2013                                        2,154,750
                              1,200,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                      1,278,000
                                                                                                                ----------------
                                                                                                                       3,432,750
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.6%     1,647,000  ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                            1,756,114
                                750,000  ADC Telecommunications, Inc., 5.045% due 6/15/2013 (b)(d)                       814,688
                              2,350,000  Eircom Funding Plc, 8.25% due 8/15/2013                                       2,511,562
                              1,975,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                                    2,036,719
                              2,900,000  LCI International, Inc., 7.25% due 6/15/2007                                  2,932,625
                                350,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                   359,625
                              1,550,000  Qwest Corp., 8.16% due 6/15/2013 (d)                                          1,693,375
                                525,000  Qwest Corp., 7.625% due 6/15/2015                                               563,063
                                370,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                              329,300
                                850,000  Time Warner Telecom Holdings, Inc., 8.749% due 2/15/2011 (d)                    868,063
                              3,875,000  Time Warner Telecom, Inc., 10.125% due 2/01/2011                              4,068,750
                                                                                                                ----------------
                                                                                                                      17,933,884
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.0%           600,000  OMI Corp., 7.625% due 12/01/2013                                                615,000
                              2,325,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                   2,580,750
                                                                                                                ----------------
                                                                                                                       3,195,750
--------------------------------------------------------------------------------------------------------------------------------
Utility - 10.1%               4,458,000  The AES Corp., 9.375% due 9/15/2010                                           4,892,655
                              2,100,000  The AES Corp., 8.75% due 5/15/2013 (i)                                        2,278,500
                              1,975,000  Aquila, Inc., 7.625% due 11/15/2009                                           2,024,375
                              1,891,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                    2,217,198
                              2,158,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011                2,256,916
                              1,900,000  Edison Mission Energy, 9.875% due 4/15/2011                                   2,189,750
                              2,025,000  Mirant North America LLC, 7.375% due 12/31/2013 (i)                           2,078,156
                              1,575,000  NRG Energy, Inc., 7.25% due 2/01/2014                                         1,614,375
                              1,475,000  NRG Energy, Inc., 7.375% due 2/01/2016                                        1,519,250
                                390,000  Nevada Power Co., 9% due 8/15/2013                                              431,245
                              2,145,000  Nevada Power Co. Series E, 10.875% due 10/15/2009                             2,322,591
                              2,250,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                     2,295,000

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                            $ 1,650,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                    $      1,728,375
                              1,200,000  Sierra Pacific Resources, 8.625% due 3/15/2014                                1,309,601
                                925,000  Southern Natural Gas Co., 8.875% due 3/15/2010                                  989,399
                              2,135,563  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                             2,204,361
                                                                                                                ----------------
                                                                                                                      32,351,747
--------------------------------------------------------------------------------------------------------------------------------
Wireless                      1,600,000  Centennial Cellular Operating Co. LLC, 10.125%
Communications - 4.6%                    due 6/15/2013                                                                 1,752,000
                              1,000,000  Dobson Cellular Systems, 9.43% due 11/01/2011 (d)                             1,040,000
                                875,000  Dobson Communications Corp., 8.85% due 10/15/2012 (d)(l)                        866,250
                              1,750,000  IWO Holdings, Inc., 8.35% due 1/15/2012 (d)                                   1,822,187
                                650,000  Rogers Wireless Communications, Inc., 8.035% due 12/15/2010 (d)                 672,750
                                250,000  Rogers Wireless Communications, Inc., 8% due 12/15/2012                         266,875
                              3,400,000  Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                    3,434,000
                                625,000  Rural Cellular Corp., 9.41% due 3/15/2010 (d)                                   637,500
                              2,000,000  Rural Cellular Corp., 8.25% due 3/15/2012                                     2,100,000
                                894,000  SBA Communications Corp., 8.50% due 12/01/2012                                  983,400
                              1,255,000  SBA Telecommunications, Inc., 7.415%* due 12/15/2011                          1,189,113
                                                                                                                ----------------
                                                                                                                      14,764,075
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds (Cost - $372,932,463) - 118.7%                        380,300,898
--------------------------------------------------------------------------------------------------------------------------------

                                         Floating Rate Loan Interests (a)
--------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%           4,850,000  Century Cable Holdings LLC, Discretionary Term Loan,
                                         9.50% due 12/31/2009                                                          4,753,000
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%              2,830,000  Wellman, Inc. Second Lien Term Loan, 11.43% due 2/10/2010                     2,904,288
--------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.4%    1,375,000  Simmons Co. Term Loan, 8.50% due 6/19/2012                                    1,393,692
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Floating Rate Loan Interests (Cost - $8,746,683) - 2.8%                 9,050,980
--------------------------------------------------------------------------------------------------------------------------------

                                         Foreign Government Obligations
--------------------------------------------------------------------------------------------------------------------------------
                              1,900,000  Brazilian Government International Bond, 8.75% due 2/04/2025                  2,294,250
                              1,900,000  Brazilian Government International Bond, 8.25% due 1/20/2034                  2,261,000
                              1,200,000  Philippine Government International Bond, 8.375% due 2/15/2011                1,300,500
                              1,150,000  Turkey Government International Bond, 6.875% due 3/17/2036                    1,167,250
                                400,000  Venezuela Government International Bond, 7.65% due 4/21/2025                    436,000
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Foreign Government Obligations (Cost - $6,568,315) - 2.3%               7,459,000
--------------------------------------------------------------------------------------------------------------------------------

                            Shares Held  Common Stocks
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                  81,243  ABX Air, Inc. (c)                                                               651,569
--------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.8%              89,446  Loral Space & Communications Ltd. (c)                                         2,412,359
--------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.0%             2,524  Trico Marine Services, Inc. (c)                                                  73,524
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                    158,023  Western Forest Products, Inc. (c)                                               236,073
                                 45,762  Western Forest Products, Inc. (c)                                                68,365
                                                                                                                ----------------
                                                                                                                         304,438
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks (Cost - $5,328,908) - 1.1%                                3,441,890
--------------------------------------------------------------------------------------------------------------------------------
                                         Preferred Securities
--------------------------------------------------------------------------------------------------------------------------------

                                         Preferred Stocks
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%               106,400  General Motors Corp. Series C, 6.25% (b)                                      1,766,240
--------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.3%               5,644  Loral Spacecom Corp. Series A, 12% (g)(i)                                     1,117,512
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks (Cost - $3,776,984) - 0.9%                             2,883,752
--------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Preferred Securities                                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                         Capital Trusts
--------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%          $ 3,750,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                 3,881,250
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Capital Trusts (Cost - $3,690,323) - 1.2%                               3,881,250
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Securities (Cost - $7,467,307) - 2.1%                         6,765,002
--------------------------------------------------------------------------------------------------------------------------------

                            Shares Held  Warrants (h)
--------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.1%               32,042  HealthSouth Corp. (expires 1/16/2014)                                            80,105
--------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                  4,000  Pliant Corp. (expires 6/01/2010)                                                     40
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                        700  MDP Acquisitions Plc (expires 10/01/2013)                                         7,000
--------------------------------------------------------------------------------------------------------------------------------
Wireless                            825  American Tower Corp. (expires 8/01/2008)                                        369,790
Communications - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Warrants (Cost - $53,675) - 0.2%                                          456,935
--------------------------------------------------------------------------------------------------------------------------------

                                         Rights (j)
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                    203,785  Western Forest Products, Inc.                                                     3,582
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Rights (Cost - $0) - 0.0%                                                   3,582
--------------------------------------------------------------------------------------------------------------------------------

                             Beneficial
                               Interest  Other Interests (f)
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%             $ 3,780,240  U.S. Airways Group, Inc. (Certificate of Beneficial Interest)                 1,663,306
--------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%           4,019,000  Loral Cyberstar Escrow                                                               40
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Other Interests (Cost - $1,020,665) - 0.5%                              1,663,346
--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $402,118,016**) - 127.7%                          409,141,633

                                         Liabilities in Excess of Other Assets - (27.7%)                             (88,831,256)
                                                                                                                ----------------
                                         Net Assets - 100.0%                                                    $    320,310,377
                                                                                                                ================

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 403,086,303
                                                                  =============
      Gross unrealized appreciation                               $  17,279,622
      Gross unrealized depreciation                                 (11,224,292)
                                                                  -------------
      Net unrealized appreciation                                 $   6,055,330
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   The rights may be exercised until 3/09/2006.
(k) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(l) This security, or portion thereof, has been purchased on a "when-issued" basis period.

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                  Net                   Interest
      Affiliate                                Activity                  Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                    ($79,564)                $12,905
      --------------------------------------------------------------------------

o     Swaps outstanding as of February 28, 2006 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                       Notional    Appreciation
                                                                        Amount    (Depreciation)
      -----------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Corp. and receive 5%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2006                                            $   800,000    $     4,788

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2006                                            $   800,000            382

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase Bank
        Expires March 2007                                           $   800,000        (10,810)

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires March 2007                                           $   800,000         (3,000)

      Sold credit default protection on General Motors Corp.
      and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2007                                            $   400,000        (41,884)

      Sold credit default protection on General Motors
      Corp. and receive 8%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2007                                            $   400,000        (25,953)

      Sold credit default protection on Russian
      Federation and receive 0.73%

      Broker, UBS Warburg
        Expires October 2010                                         $ 1,600,000         17,262

Corporate High Yield Fund III, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                       Notional    Appreciation
                                                                        Amount    (Depreciation)
      -----------------------------------------------------------------------------------------
      Sold credit default protection on Federative Republic
      of Brazil and receive 3.44%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires October 2010                                         $ 1,000,000    $    99,498

      Bought credit default protection on Chemtura Corp.
      and pay 1.35%

      Broker, Deutsche Bank AG London
        Expires December 2010                                        $   600,000         (9,917)

      Bought credit default protection on Chemtura Corp.
      and pay 1.4286%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $ 1,375,000        (27,281)

      Sold credit default protection on Dow Jones CDX Emerging
      Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $ 1,000,000         43,151

      Sold credit default protection on Dow Jones CDX Emerging
      Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $ 2,950,000        165,646
      -----------------------------------------------------------------------------------------
      Total                                                                         $   211,882
                                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund III, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund III, Inc.

Date: April 20, 2006